INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Total current tax expense	$ 839	$ 786	$ 928
Total deferred tax expense (benefit)	827	(327)	(1,277)
Total income tax expense (benefit)	$ 1,666	$ 459	$ (349)